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                                           Rule 497(e)
                                           File No.  333-03093





               RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT

                 Supplement, dated November 7, 1997,
                                 to
                 Prospectus, dated November 1, 1996,
                 as supplemented September 17, 1997


   The  last  sentence  in Footnote 3 under the heading "FEES AND
   EXPENSES  OF  THE  SUBACCOUNTS," at page I-11 in Part I of the
   Prospectus, is hereby deleted, and the following text is hereby inserted in lieu thereof:

        Effective July 1, 1997, PADCO and the Servicer voluntarily agreed to extend these existing expense limitations for a period of six months through December 31, 1997, and these expense limitations may be continued thereafter at the discretion of PADCO and the Servicer. Fees waived or expenses paid or assumed by PADCO and the Servicer under these voluntary agreements, after October 24, 1997, are subject to reimbursement to PADCO and the Servicer by each of the Nova, Ursa, OTC, Precious Metals, U . S. Government Bond, Juno, and Money Market Subaccounts whenever the expense ratio of each such Subaccount is below 2.80%, 2.90%, 2.80%, 2.80%,
        2.40%, 2.90%, and 2.20%, respectively; however, no reimbursement will be made by a Subaccount after October 24, 1999.


   The last sentence in the second paragraph under the heading "COSTS AND EXPENSES" and the third paragraph under the heading "COSTS AND EXPENSES," at page II-20 in Part II of the Prospectus, are hereby deleted, and the following text is hereby inserted in lieu thereof:

        Effective July 1, 1997, PADCO and the Servicer voluntarily agreed to extend these existing expense limitations for a period of six months through December 31, 1997, and these expense limitations may be continued thereafter at the discretion of PADCO and the Servicer. Fees waived or expenses paid or assumed by PADCO and the Servicer under these voluntary agreements, after October 24, 1997, are

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        subject  to  reimbursement to PADCO and the Servicer
        by each of the Nova, Ursa, OTC, Precious Metals, U . S. Government Bond, Juno, and Money Market Subaccounts whenever the expense ratio of each such Subaccount is below 2.80%, 2.90%, 2.80%, 2.80%,
        2.40%, 2.90%, and 2.20%, respectively; however, no reimbursement will be made by a Subaccount after October 24, 1999.

        Great American Reserve and PADCO have advanced the organizational expenses of the Separate Account. These expenses (a total of approximately $571,080) will be reimbursed by the Subaccounts and amortized
        o v e r a five year period. These amortized reimbursements will be allocated among the Subaccounts daily and reconciled and settled monthly on the basis of relative Subaccount net assets.




































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                                           Rule 497(e)
                                           File No.  333-03093




               RYDEX ADVISOR VARIABLE ANNUITY ACCOUNT

                 Supplement, dated November 7, 1997,
                                 to
    Statement of Additional Information, dated November 1, 1996, as supplemented September 17, 1997



   The  last  sentence  in the fourth paragraph under the heading
   "PADCO  ADVISORS  II,  INC.,"  at  page 15 in the Statement of
   Additional Information, is hereby deleted, and the following text is hereby inserted in lieu thereof:

        Effective July 1, 1997, PADCO and the Servicer voluntarily agreed to extend these existing expense limitations for a period of six months through December 31, 1997, and these expense limitations may be continued thereafter at the discretion of PADCO and the Servicer. Fees waived or expenses paid or assumed by PADCO and the Servicer under these voluntary agreements, after October 24, 1997, are subject to reimbursement to PADCO and the Servicer by each of the Nova, Ursa, OTC, Precious Metals, U . S. Government Bond, Juno, and Money Market Subaccounts whenever the expense ratio of each such Subaccount is below 2.80%, 2.90%, 2.80%, 2.80%,
        2.40%, 2.90%, and 2.20%, respectively; however, no reimbursement will be made by a Subaccount after October 24, 1999.

















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